Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule Of Operating Segments

	December 31, 2025			December 31, 2024
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Côté Gold	$2,881.8	$3,053.2	$276.9	$2,887.0	$3,016.0	$227.3
Westwood complex	801.0	841.2	233.6	788.0	822.2	199.7
Essakane	825.0	1,307.5	310.0	882.2	1,206.2	281.9
Total gold mines	4,507.8	5,201.9	820.5	4,557.2	5,044.4	708.9
Exploration and evaluation and development	388.0	418.7	14.9	74.4	77.7	9.3
Corporate	53.0	231.9	771.2	74.5	252.3	1,255.5
Total	$4,948.8	$5,852.5	$1,606.6	$4,706.1	$5,374.4	$1,973.7
Year ended December 31, 2025

	Consolidated statements of earnings (loss) information								Capital expenditures[2]
	Revenues	Cost of sales[1]	Depreciation expense	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Gold mines
Côté Gold[5]	$1,014.4	$360.8	$177.8	$—	$8.9	$—	$2.3	$464.6	$127.5
Westwood complex	403.0	175.7	54.9	—	—	—	1.0	171.4	65.4
Essakane	1,489.5	689.2	186.3	—	—	—	5.9	608.1	114.3
Total gold mines	2,906.9	1,225.7	419.0	—	8.9	—	9.2	1,244.1	307.2
Exploration and evaluation and development	—	—	—	—	18.3	12.2	0.5	(31.0)	—
Corporate[3]	(54.1)	—	1.9	58.4	—	—	5.1	(119.5)	0.1
Total	$2,852.8	$1,225.7	$420.9	$58.4	$27.2	$12.2	$14.8	$1,093.6	$307.3
1.Excludes depreciation expense.
2.Includes incurred capital expenditures for property, plant and equipment, exploration and evaluation assets at the Company's gold mines, and excludes capitalized study costs, acquisition of Nelligan assets, capitalized borrowing costs and ROU assets. Côté Gold is presented at 70%.
3.Includes impact on revenues of delivering ounces into gold sale prepayment arrangements (note 19) and earnings from royalty interests.
Year ended December 31, 2024

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (reversal)	Other	Earnings (loss) from operations
Gold mines
Côté Gold[5]	$284.3	$115.0	$56.7	$—	$6.5	$—	$0.5	$105.6	$268.8
Westwood complex	323.0	157.5	53.7	—	—	(455.5)	(11.6)	578.9	66.1
Essakane	1,083.2	536.8	162.3	—	—	—	(0.3)	384.4	185.5
Total operating gold mines	1,690.5	809.3	272.7	—	6.5	(455.5)	(11.4)	1,068.9	520.4
Exploration and evaluation and development	—	—	—	—	15.2	—	0.7	(15.9)	—
Corporate[6]	(57.5)	—	1.1	48.9	—	—	1.5	(109.0)	1.6
Total	$1,633.0	$809.3	$273.8	$48.9	$21.7	$(455.5)	$(9.2)	$944.0	$522.0
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes incurred capital expenditures for property, plant and equipment and exploration and evaluation assets and excludes capitalized borrowing costs and ROU assets. Côté Gold is presented at 70%.
5.Revenue and expenses include 60.3% of the Côté Gold UJV balances. 9.7% of the revenue and expenses from the Côté Gold UJV, $18.4 million and $6.6 million respectively, are included in interest income, derivatives and other investment gains (losses) as this was funded by SMM.
6.Includes impact on revenues of delivering ounces into gold sale prepayment arrangements (note 19) and earnings from royalty interests.